Goodwill and Intangible Assets Goodwill Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Goodwill [Line Items]
Goodwill	$ 2,356,085	$ 2,322,928	$ 2,433,784
Goodwill, Other Increase (Decrease)	(199)
goodwill acquired or allocated member [Member]
Goodwill [Line Items]
Goodwill, Acquired During Period	74,531	3,232
Foreign Currency Gain (Loss) [Member]
Goodwill [Line Items]
Goodwill, Foreign Currency Translation Gain (Loss)	(41,175)	(114,088)
Healthcare [Member] [Member]
Goodwill [Line Items]
Goodwill	827,266	772,194	792,699
Healthcare [Member] [Member] | goodwill acquired or allocated member [Member]
Goodwill [Line Items]
Goodwill, Acquired During Period	66,586	(2,109)
Healthcare [Member] [Member] | Foreign Currency Gain (Loss) [Member]
Goodwill [Line Items]
Goodwill, Foreign Currency Translation Gain (Loss)	(11,315)	(18,396)
Life Science Member [Member]
Goodwill [Line Items]
Goodwill	148,557	147,795	148,816
Life Science Member [Member] | goodwill acquired or allocated member [Member]
Goodwill [Line Items]
Goodwill, Acquired During Period	0	0
Life Science Member [Member] | Foreign Currency Gain (Loss) [Member]
Goodwill [Line Items]
Goodwill, Foreign Currency Translation Gain (Loss)	762	(1,021)
Applied Sterilization Technologies [Member]
Goodwill [Line Items]
Goodwill	1,380,262	1,402,939	$ 1,492,269
Applied Sterilization Technologies [Member] | goodwill acquired or allocated member [Member]
Goodwill [Line Items]
Goodwill, Acquired During Period	7,945	5,341
Applied Sterilization Technologies [Member] | Foreign Currency Gain (Loss) [Member]
Goodwill [Line Items]
Goodwill, Foreign Currency Translation Gain (Loss)	$ (30,622)	$ (94,671)